N-2	Aug. 01, 2023
Cover [Abstract]
Entity Central Index Key	0001049606
Amendment Flag	false
Securities Act File Number	1-13905
Document Type	8-K
Entity Registrant Name	CompX International Inc.
Entity Address, Address Line One	5430 LBJ Freeway
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240-2620
City Area Code	972
Local Phone Number	448-1400
Entity Emerging Growth Company	false